3. China Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
China Operations
3. China Operations

During the year ended December 31, 2013, the Company established a subsidiary in China, Horizon Network Technology Co. Ltd. (“HNT”). The establishment of HNT is part of the Company’s strategic plan to expand the application of mobile software and related marketing efforts into emerging markets. The Company contributed $1.5 million for a 75% ownership interest in HNT. The remaining 25% ownership interest in HNT was acquired by non-related parties through the transfer of noncash assets with a fair value of $500,000.

The results of operations, assets, liabilities and cash flows of HNT have been consolidated in the accompanying condensed consolidated financial statements as the Company owns a controlling interest. The ownership interests in HNT held by parties other than the Company are presented separately from the Company’s equity on the Consolidated Balance Sheet. The amount of consolidated net loss attributable to the Company and the non-controlling interest are both presented on the face of the Consolidated Statement of Operations.

During the year ended December 31, 2013 the Company established a subsidiary in China, Horizon Network Technology Co. Ltd. (“HNT”). The establishment of HNT is part of the Company’s strategic plan to expand the application of mobile software and related marketing efforts into emerging markets. The Company contributed $1.5 million to form the subsidiary in which it now ownes a 75% interest. The remaining 25% ownership interest in HNT was acquired by non-related parties through the transfer of noncash assets with a fair value of $500,000.

The results of operations, assets, liabilities and cash flows of HNT have been consolidated in the accompanying condensed consolidated financial statements as the Company owns a controlling interest in and manages HNT. The ownership interests in HNT held by parties other than the Company are presented separately from the Company’s equity on the Consolidated Balance Sheet as  the Non Controlling Interest. The amount of consolidated net loss attributable to the Company and the non-controlling interest are both presented on the face of the consolidated financial statements.